COMMITMENTS & CONTINGENCIES (Details Narrative)	12 Months Ended
Dec. 31, 2017 USD ($)
Commitments Contingencies
Operating leases term	2 years
Operating lease monthly rent expenses	$ 8,323
Lease commitments description	The lease commitments over the two-year period is $13.00 per rentable square foot for months 1-12 and $13.50 per square foot for months 13-24.
Total lease expense	$ 106,000
Lease expiry period	December 2019